Mar. 19, 2020
AMERICAN CENTURY CALIFORNIA TAX FREE & MUNICIPAL FUNDS

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century ETF Trust

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Target Maturities Trust

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Mutual Funds, Inc

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Capital Portfolios Prospectus

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century International Bond Fund

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

AMERICAN CENTURY WORLD MUTUAL FUNDS INC

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

AMERICAN CENTURY VARIABLE PORTFOLIOS INC

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

AMERICAN CENTURY VARIABLE PORTFOLIOS II INC

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Government Income Trust

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

AMERICAN CENTURY INVESTMENT TRUST

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

AMERICAN CENTURY MUNICIPAL TRUST

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Quantitative Equity Funds Prospectus

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Asset Allocation Portfolio

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Growth Funds

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.